Commitments and Contingencies (Leases, and LC and Guarantees ) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Lease Payments under Operating Leases
2016	$ 51.5
2017	40.8
2018	34.6
2019	30.2
2020	29.4
Thereafter	185.8
Future minimum lease payments, total	372.3
Operating Leases, Rent Expense
Lease and rental expense	40.7	$ 32.9	$ 44.0
Letters of credit and guarantees
Irrevocable standby letters of credit and guarantees	$ 48.0